UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    October 21, 2003
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        42

Form 13F Information Table Value Total:        $172699
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1797 770375.00SH       SOLE                                  770375.00
AMERICAN INTL GROUP COM        COM              026874107     6411 111114.77SH       SOLE                  2900.00         108214.77
AMGEN INC COM                  COM              031162100     7177 111231.00SH       SOLE                  3800.00         107431.00
AUTOMATIC DATA PROCESS COM     COM              053015103     4929 137500.00SH       SOLE                  4700.00         132800.00
AVERY DENNISON CORP COM        COM              053611109     5497 108813.51SH       SOLE                  2800.00         106013.51
BED BATH & BEYOND INC COM      COM              075896100     5605 146450.00SH       SOLE                  4600.00         141850.00
BICO INC COM                   COM              088766100        0 22728.00 SH       SOLE                                   22728.00
CENTEX CORP COM                COM              152312104     7076 90862.42 SH       SOLE                  3700.00          87162.42
CISCO SYS INC COM              COM              17275R102     6126 312711.00SH       SOLE                 16000.00         296711.00
CITIGROUP INC COM              COM              172967101      296  6502.03 SH       SOLE                                    6502.03
CROWN NORTHCORP INC COM        COM              228429106        0 28145.00 SH       SOLE                                   28145.00
DU PONT E I DE NEMOURS COM     COM              263534109      929 23224.00 SH       SOLE                                   23224.00
DUKE ENERGY CORP COM           COM              264399106     1776 99740.00 SH       SOLE                                   99740.00
EXXON MOBIL CORP COM           COM              30231G102     7225 197415.90SH       SOLE                  5000.00         192415.90
FISERV INC COM                 COM              337738108     4844 133475.00SH       SOLE                  6200.00         127275.00
GENERAL DYNAMICS CORP COM      COM              369550108     5913 75751.48 SH       SOLE                  2100.00          73651.48
GENERAL ELEC CO COM            COM              369604103     6355 213188.96SH       SOLE                  7100.00         206088.96
HOME DEPOT INC COM             COM              437076102     6169 193701.25SH       SOLE                  6100.00         187601.25
ILLINOIS TOOL WKS INC COM      COM              452308109     5724 86385.65 SH       SOLE                  2800.00          83585.65
INTEL CORP COM                 COM              458140100      634 23038.00 SH       SOLE                                   23038.00
INTERNATIONAL BUS MACH COM     COM              459200101     5297 59966.36 SH       SOLE                  2300.00          57666.36
JOHNSON & JOHNSON COM          COM              478160104     7476 150967.21SH       SOLE                  3100.00         147867.21
KINDER MORGAN ENERGY UT LTD PA COM              494550106      372  8700.00 SH       SOLE                                    8700.00
KOHLS CORP COM                 COM              500255104      257  4805.00 SH       SOLE                                    4805.00
MARSH & MCLENNAN COS COM       COM              571748102     5732 120405.04SH       SOLE                  3900.00         116505.04
MCGRAW HILL COS INC COM        COM              580645109     6042 97252.50 SH       SOLE                  2600.00          94652.50
MEDCO HEALTH SOLUTIONS COM     COM              5845U1024      250  9643.00 SH       SOLE                   337.00           9306.00
MEDTRONIC INC COM              COM              585055106     6925 147586.54SH       SOLE                  4000.00         143586.54
MERCK & CO INC COM             COM              589331107      307  6071.00 SH       SOLE                                    6071.00
MICROSOFT CORP COM             COM              594918104     6079 218670.00SH       SOLE                  6200.00         212470.00
MORGAN STANLEY COM             COM              617446448     5907 117054.62SH       SOLE                  4400.00         112654.62
PEPSICO INC COM                COM              713448108      316  6900.00 SH       SOLE                                    6900.00
PFIZER INC COM                 COM              717081103     5375 176929.00SH       SOLE                  5700.00         171229.00
SBC COMMUNICATIONS INC COM     COM              78387G103      209  9402.00 SH       SOLE                                    9402.00
STRYKER CORP COM               COM              863667101     4421 58700.00 SH       SOLE                  2500.00          56200.00
SYNOPSYS INC COM               COM              871607107     4173 135000.00SH       SOLE                  5000.00         130000.00
T ROWE PRICE GROUP INC         COM              74144T108     6272 151926.49SH       SOLE                  5000.00         146926.49
UNITEDHEALTH GROUP INC         COM              91324P102     5148 102300.00SH       SOLE                  4000.00          98300.00
WAL MART STORES INC COM        COM              931142103      300  5369.18 SH       SOLE                                    5369.18
WELLS FARGO & CO COM           COM              949746101     7653 148595.71SH       SOLE                  4500.00         144095.71
BP P L C SPONSORED ADR         ADR              055622104     5313 126195.64SH       SOLE                  4400.00         121795.64
NOKIA CORP SPONSORED ADR       ADR              654902204     4391 281500.00SH       SOLE                 10600.00         270900.00